Summary of Significant Accounting Policies - Summary of Reconciliation of Warrant Liability Measured at Fair Value (Detail) - Preferred Stock Warrant Liability [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of preferred stock warrants	$ 93,864
Change in fair value of preferred stock warrants	11,833
Ending , Balance	$ 105,697